RELATED PARTIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related parties [Member]
Disclosure of transactions between related parties [line items]
Reimbursements of office rent costs	$ 45	$ 39
Gibraltar Joint Venture [Member]
Disclosure of transactions between related parties [line items]
Management fee income	1,291	1,186
Reimbursable compensation expenses and third party costs	$ 190	$ 95